Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Class A Common Stock	Class A	Class B Common Stock	Class B	Additional Paid-in Capital	Accumulated deficit	Total
Balance at Mar. 05, 2021
Balance (in Shares) at Mar. 05, 2021
Share issuance – Class A (in Shares)	57,500
Share issuance – Class A	$ 6				351,032		351,038
Share issuance – Class B (in Shares)			2,875,000
Share issuance – Class B			$ 288		24,712		25,000
Net income (loss)						(1,882,603)	(1,882,603)
Sale of Private Placement Warrants					2,886,185		2,886,185
Accretion of Class A common stock subject to possible redemption amount					(3,261,929)	(6,727,515)	(9,989,444)
Balance at Dec. 31, 2021	$ 6		$ 288			(8,610,118)	(8,609,824)
Balance (in Shares) at Dec. 31, 2021	57,500	57,500	2,875,000	2,875,000
Net income (loss)						1,353,462	1,353,462
Balance at Mar. 31, 2022	$ 6		$ 288			(7,256,656)	(7,256,362)
Balance (in Shares) at Mar. 31, 2022	57,500		2,875,000
Balance at Dec. 31, 2021	$ 6		$ 288			(8,610,118)	(8,609,824)
Balance (in Shares) at Dec. 31, 2021	57,500	57,500	2,875,000	2,875,000
Net income (loss)							2,173,412
Balance at Jun. 30, 2022	$ 6		$ 288			(6,436,706)	(6,436,412)
Balance (in Shares) at Jun. 30, 2022	57,500		2,875,000
Balance at Dec. 31, 2021	$ 6		$ 288			(8,610,118)	(8,609,824)
Balance (in Shares) at Dec. 31, 2021	57,500	57,500	2,875,000	2,875,000
Net income (loss)						3,837,124	3,837,124
Remeasurement of Class A common stock subject to possible redemption					(1,069,500)	(1,172,740)	(2,242,240)
Sale of Private Placement Warrants					1,069,500		1,069,500
Accretion of Class A common stock subject to possible redemption amount							(2,242,240)
Balance at Dec. 31, 2022	$ 6		$ 288			(5,945,734)	(5,945,440)
Balance (in Shares) at Dec. 31, 2022	57,500	57,500	2,875,000	2,875,000
Balance at Mar. 31, 2022	$ 6		$ 288			(7,256,656)	(7,256,362)
Balance (in Shares) at Mar. 31, 2022	57,500		2,875,000
Net income (loss)						819,950	819,950
Balance at Jun. 30, 2022	$ 6		$ 288			(6,436,706)	(6,436,412)
Balance (in Shares) at Jun. 30, 2022	57,500		2,875,000
Balance at Dec. 31, 2022	$ 6		$ 288			(5,945,734)	(5,945,440)
Balance (in Shares) at Dec. 31, 2022	57,500	57,500	2,875,000	2,875,000
Net income (loss)						692,526	692,526
Remeasurement of Class A common stock subject to possible redemption					(1,115,500)	(1,126,705)	(2,242,205)
Sale of Private Placement Warrants					1,115,500		1,115,500
Accretion of Class A common stock subject to possible redemption amount							(2,242,205)
Balance at Mar. 31, 2023	$ 6		$ 288			(6,379,913)	(6,379,619)
Balance (in Shares) at Mar. 31, 2023	57,500		2,875,000
Balance at Dec. 31, 2022	$ 6		$ 288			(5,945,734)	(5,945,440)
Balance (in Shares) at Dec. 31, 2022	57,500	57,500	2,875,000	2,875,000
Net income (loss)							114,768
Balance at Jun. 30, 2023	$ 6		$ 288			(6,820,780)	(6,820,486)
Balance (in Shares) at Jun. 30, 2023	57,500	57,500	2,875,000	2,875,000
Balance at Mar. 31, 2023	$ 6		$ 288			(6,379,913)	(6,379,619)
Balance (in Shares) at Mar. 31, 2023	57,500		2,875,000
Net income (loss)						(577,758)	(577,758)
Remeasurement of Class A common stock subject to possible redemption						136,891	136,891
Accretion of Class A common stock subject to possible redemption amount							136,891
Balance at Jun. 30, 2023	$ 6		$ 288			$ (6,820,780)	$ (6,820,486)
Balance (in Shares) at Jun. 30, 2023	57,500	57,500	2,875,000	2,875,000